Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Financial Assets and Liabilities by Categories

18.1 Financial assets and liabilities by categories

	At June 30, 2018					At December 31, 2017
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	Loan and receivables	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	10	166	—	—	166	269	—	—	269
Trade receivables	11	—	—	526	526	306	—	—	306
Finance lease receivables	11	9	—	—	9	12	—	—	12
Other financial assets		76	37	7	120	83	77	19	179

Total financial assets		251	37	533	821	670	77	19	766

	At June 30, 2018					At December 31, 2017
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	16	863	—	—	863	744	—	—	744
Borrowings	17	2,184	—	—	2,184	2,127	—	—	2,127
Other financial liabilities		—	56	1	57	—	66	—	66

Total financial liabilities		3,047	56	1	3,104	2,871	66	—	2,937

Summary of Other Financial Assets and Other Financial Liabilities Positions

The table below details other financial assets and other financial liabilities positions:

	At June 30, 2018			At December 31, 2017
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	11	33	44	29	67	96
Aluminium and premium future contract	3	13	16	6	39	45
Energy future contract	—	—	—	—	—	—
Other future contract	—	—	—	—	1	1
Currency commercial contracts	7	18	25	21	20	41
Currency net debt derivatives	1	2	3	2	7	9
Loans (A)	74	2	76	81	2	83

Other financial assets	85	35	120	110	69	179

Derivatives	29	28	57	43	23	66
Aluminium and premium future contract	3	12	15	—	6	6
Energy future contract	—	—	—	—	—	—
Other future contract	3	2	5	—	1	1
Currency commercial contracts	4	10	14	6	12	18
Currency net debt derivatives	19	4	23	37	4	41

Other financial liabilities	29	28	57	43	23	66

(A)	Corresponds to a loan facility to Constellium-UACJ ABS LLC (See NOTE 15 – Investments accounted for under the equity method).

Summary of Derivatives Measured at Fair Value

The following table provides an analysis of derivatives measured at fair value, grouped into levels based on the degree to which the fair value is observable:

•	Level 1 valuation is based on quoted price (unadjusted) in active markets for identical financial instruments, it includes aluminium futures that are traded on the LME;

•	Level 2 valuation is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices), it includes foreign exchange derivatives;

•	Level 3 valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	At June 30, 2018				At December 31, 2017
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	14	30	—	44	46	50	—	96
Other financial liabilities - derivatives	18	39	—	57	6	60	—	66